FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SPAC Warrant
Change in fair value of liabilities
Balance at beginning	$ 0	$ 407
Issuance of warrants		0
Exercise of warrants to shares		0
Changes in fair value recognized in finance expenses	0	(407)
Balance at ending	0	0
Price adjustment shares
Change in fair value of liabilities
Balance at beginning	114	19,898
Changes in fair value recognized in finance expenses	5,605	(19,784)
Balance at ending	$ 5,719	$ 114